Operating profit - Remuneration of Group's auditor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Remuneration of Group's auditor
Audit fees:	€ 21	€ 16	€ 15
Audit-related fees	5	4	2
Non-audit fees:	5	4	2
Total fees	26	20	17
Parent company
Remuneration of Group's auditor
Audit fees:	2	2	2
Subsidiaries
Remuneration of Group's auditor
Audit fees:	14	13	€ 13
Subsidiaries | New accounting standards
Remuneration of Group's auditor
Audit fees:	€ 5	€ 1